Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Before Income Tax, Domestic and Foreign	Income (loss) before provision for income taxes consisted of the following:
	Years Ended December 31,
	2024	2023
Domestic	$(8,732,939)	$(742,017)
Foreign	(3,698,242)	(4,418,544)
Total	$(12,431,181)	$(5,160,561)

Schedule of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets as of the balance sheet dates were as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$13,005,867	$11,128,340
Property and equipment	17,955,431	2,414,550
Asset retirement obligation	704,613	664,855
Contingent consideration	5,980,895	6,065,049
Business Combination transaction expenses	1,753,919	—
Investment in partnership	5,381,564	—
Total deferred tax assets	$44,782,289	$20,272,794
Valuation allowance	(44,489,087)	(20,272,794)
Net deferred tax asset	$293,202	$—

Deferred tax liabilities:
Accounts receivable	$293,202	$—
Other	—	—
Total deferred tax liabilities	293,202	—
Net deferred tax assets (liabilities)	$—	$—